Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Mid Cap Focused Fund, Inc.
Entity Central Index Key	0000102756
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000193014
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 3.49% during the six months ended June 30, 2025.

• The Fund outperformed the S&P MidCap 400® Index due to effective stock selection.

• Effective stock selection in the industrials sector contributed most positively. Individual stock selection in consumer staples and financials helped, too.

• Having an overweighted allocation to the weak health care sector detracted most from the Fund’s relative results. Having no holdings in utilities, the strongest sector in the S&P MidCap 400® Index during the six-month period, and weak stock selection in consumer discretionary further dampened relative results.

• Among the individual stocks that contributed most positively to the Fund’s relative results were HEICO, which designs, manufactures and sells aerospace, defense and electronic related products and services; Casey’s General, a convenience store and pizza chain operator; and W.R. Berkley, an insurance holding company. Each of these companies enjoyed a double-digit share price gain during the semi-annual period because of stronger than expected operating performance.

• The Fund’s relative results were hurt most by positions in research and advisory firm Gartner, diagnostics and research services provider to the life sciences industry Iqvia and contract clinical research services provider to the global pharmaceutical industry Icon. Each experienced a double-digit share price decline during the six-month period due to weaker than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Institutional Class	S&P MidCap 400® Index	S&P 500® Index
8/14/2017	$10,000	$10,000	$10,000
8/31/2017	$10,071	$10,126	$10,139
9/30/2017	$10,247	$10,523	$10,348
10/31/2017	$10,488	$10,761	$10,589
11/30/2017	$10,701	$11,157	$10,914
12/31/2017	$10,689	$11,181	$11,035
1/31/2018	$11,274	$11,502	$11,667
2/28/2018	$10,940	$10,992	$11,237
3/31/2018	$10,956	$11,094	$10,951
4/30/2018	$10,851	$11,066	$10,994
5/31/2018	$11,073	$11,522	$11,258
6/30/2018	$11,335	$11,571	$11,328
7/31/2018	$11,875	$11,775	$11,749
8/31/2018	$12,454	$12,151	$12,132
9/30/2018	$12,660	$12,018	$12,201
10/31/2018	$11,697	$10,871	$11,367
11/30/2018	$12,137	$11,210	$11,599
12/31/2018	$11,221	$9,942	$10,551
1/31/2019	$12,081	$10,982	$11,397
2/28/2019	$12,801	$11,447	$11,763
3/31/2019	$13,205	$11,382	$11,991
4/30/2019	$13,703	$11,840	$12,477
5/31/2019	$13,445	$10,896	$11,684
6/30/2019	$14,358	$11,729	$12,508
7/31/2019	$14,499	$11,868	$12,687
8/31/2019	$14,721	$11,370	$12,486
9/30/2019	$14,634	$11,718	$12,720
10/31/2019	$14,639	$11,851	$12,996
11/30/2019	$15,166	$12,203	$13,467
12/31/2019	$15,225	$12,546	$13,874
1/31/2020	$15,772	$12,219	$13,868
2/29/2020	$14,594	$11,059	$12,727
3/31/2020	$12,685	$8,820	$11,155
4/30/2020	$13,500	$10,071	$12,585
5/31/2020	$14,916	$10,807	$13,184
6/30/2020	$14,838	$10,943	$13,446
7/31/2020	$15,808	$11,448	$14,204
8/31/2020	$16,362	$11,850	$15,225
9/30/2020	$15,957	$11,465	$14,647
10/31/2020	$15,802	$11,715	$14,257
11/30/2020	$17,480	$13,387	$15,818
12/31/2020	$18,307	$14,260	$16,426
1/31/2021	$17,365	$14,474	$16,260
2/28/2021	$17,823	$15,459	$16,709
3/31/2021	$18,507	$16,181	$17,441
4/30/2021	$19,603	$16,909	$18,371
5/31/2021	$19,493	$16,943	$18,500
6/30/2021	$19,777	$16,769	$18,932
7/31/2021	$20,447	$16,827	$19,381
8/31/2021	$20,970	$17,155	$19,971
9/30/2021	$19,777	$16,474	$19,042
10/31/2021	$21,021	$17,443	$20,376
11/30/2021	$20,576	$16,931	$20,235
12/31/2021	$22,012	$17,791	$21,142
1/31/2022	$20,319	$16,508	$20,048
2/28/2022	$20,172	$16,692	$19,447
3/31/2022	$20,829	$16,923	$20,169
4/30/2022	$19,486	$15,720	$18,411
5/31/2022	$19,381	$15,838	$18,444
6/30/2022	$18,332	$14,314	$16,922
7/31/2022	$19,829	$15,867	$18,482
8/31/2022	$19,213	$15,375	$17,728
9/30/2022	$17,905	$13,962	$16,096
10/31/2022	$19,367	$15,430	$17,399
11/30/2022	$20,857	$16,374	$18,371
12/31/2022	$19,954	$15,467	$17,313
1/31/2023	$21,229	$16,895	$18,400
2/28/2023	$20,929	$16,588	$17,951
3/31/2023	$21,342	$16,056	$18,611
4/30/2023	$21,259	$15,930	$18,901
5/31/2023	$21,034	$15,422	$18,983
6/30/2023	$22,384	$16,835	$20,238
7/31/2023	$22,504	$17,529	$20,888
8/31/2023	$22,489	$17,022	$20,555
9/30/2023	$21,492	$16,128	$19,575
10/31/2023	$20,719	$15,267	$19,163
11/30/2023	$22,909	$16,566	$20,914
12/31/2023	$24,420	$18,010	$21,864
1/31/2024	$24,555	$17,701	$22,231
2/29/2024	$25,871	$18,753	$23,418
3/31/2024	$26,299	$19,802	$24,172
4/30/2024	$24,675	$18,610	$23,184
5/31/2024	$25,337	$19,427	$24,334
6/30/2024	$25,645	$19,120	$25,207
7/31/2024	$27,149	$20,230	$25,514
8/31/2024	$27,931	$20,214	$26,133
9/30/2024	$28,209	$20,448	$26,691
10/31/2024	$27,014	$20,303	$26,449
11/30/2024	$28,269	$22,092	$28,001
12/31/2024	$26,341	$20,518	$27,334
1/31/2025	$27,171	$21,308	$28,095
2/28/2025	$26,661	$20,382	$27,729
3/31/2025	$26,166	$19,266	$26,166
4/30/2025	$25,900	$18,832	$25,989
5/31/2025	$26,668	$19,849	$27,625
6/30/2025	$27,262	$20,559	$29,029

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	6.30%	12.94%	13.57%
S&P MidCap 400® Index	7.53%	13.44%	9.58%
S&P 500® Index	15.16%	16.64%	14.48%

Performance Inception Date	Aug. 14, 2017
AssetsNet	$ 1,994,187,778
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,187,778
# of Portfolio Holdings	39
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.2%
Cash & Other Assets - Net	2.8%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Materials	2.2%
Consumer Discretionary	3.3%
Consumer Staples	4.6%
Healthcare	14.3%
Financials	15.3%
Industrials	28.7%
Information Technology	31.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

HEICO Corp.	7.3%
Tyler Technologies, Inc.	5.8%
MSCI, Inc.	5.2%
Waste Connections, Inc.	5.2%
Lennox International, Inc.	4.5%
Casey's General Stores, Inc.	4.5%
Monolithic Power Systems, Inc.	4.3%
Fair Isaac Corp.	4.0%
W.R. Berkley Corp.	3.9%
Gartner, Inc.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020635
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 3.38% during the six months ended June 30, 2025.

• The Fund outperformed the S&P MidCap 400® Index due to effective stock selection.

• Effective stock selection in the industrials sector contributed most positively. Individual stock selection in consumer staples and financials helped, too.

• Having an overweighted allocation to the weak health care sector detracted most from the Fund’s relative results. Having no holdings in utilities, the strongest sector in the S&P MidCap 400® Index during the six-month period, and weak stock selection in consumer discretionary further dampened relative results.

• Among the individual stocks that contributed most positively to the Fund’s relative results were HEICO, which designs, manufactures and sells aerospace, defense and electronic related products and services; Casey’s General, a convenience store and pizza chain operator; and W.R. Berkley, an insurance holding company. Each of these companies enjoyed a double-digit share price gain during the semi-annual period because of stronger than expected operating performance.

• The Fund’s relative results were hurt most by positions in research and advisory firm Gartner, diagnostics and research services provider to the life sciences industry Iqvia and contract clinical research services provider to the global pharmaceutical industry Icon. Each experienced a double-digit share price decline during the six-month period due to weaker than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Investor Class	S&P MidCap 400® Index	S&P 500® Index
06/15	$10,000	$10,000	$10,000
07/15	$10,207	$10,014	$10,210
08/15	$9,820	$9,455	$9,594
09/15	$9,506	$9,150	$9,356
10/15	$9,993	$9,666	$10,145
11/15	$10,187	$9,797	$10,176
12/15	$10,007	$9,389	$10,015
01/16	$9,606	$8,854	$9,518
02/16	$9,640	$8,979	$9,505
03/16	$10,300	$9,744	$10,150
04/16	$10,307	$9,863	$10,189
05/16	$10,567	$10,091	$10,372
06/16	$10,761	$10,133	$10,399
07/16	$10,915	$10,568	$10,783
08/16	$11,021	$10,621	$10,798
09/16	$10,955	$10,553	$10,800
10/16	$10,741	$10,271	$10,603
11/16	$11,068	$11,093	$10,996
12/16	$11,102	$11,336	$11,213
01/17	$11,313	$11,526	$11,426
02/17	$11,818	$11,828	$11,879
03/17	$11,845	$11,782	$11,893
04/17	$12,275	$11,881	$12,015
05/17	$12,651	$11,823	$12,184
06/17	$12,446	$12,014	$12,260
07/17	$12,732	$12,120	$12,512
08/17	$12,541	$11,934	$12,551
09/17	$12,753	$12,401	$12,810
10/17	$13,060	$12,682	$13,109
11/17	$13,319	$13,148	$13,511
12/17	$13,304	$13,177	$13,661
01/18	$14,025	$13,556	$14,443
02/18	$13,609	$12,955	$13,911
03/18	$13,623	$13,075	$13,557
04/18	$13,484	$13,041	$13,609
05/18	$13,762	$13,579	$13,937
06/18	$14,080	$13,637	$14,023
07/18	$14,753	$13,877	$14,544
08/18	$15,467	$14,320	$15,018
09/18	$15,723	$14,163	$15,104
10/18	$14,524	$12,811	$14,072
11/18	$15,065	$13,211	$14,358
12/18	$13,932	$11,716	$13,062
01/19	$14,989	$12,942	$14,109
02/19	$15,878	$13,491	$14,562
03/19	$16,381	$13,414	$14,845
04/19	$16,994	$13,953	$15,446
05/19	$16,673	$12,841	$14,464
06/19	$17,795	$13,822	$15,483
07/19	$17,970	$13,987	$15,706
08/19	$18,240	$13,400	$15,457
09/19	$18,124	$13,811	$15,746
10/19	$18,131	$13,967	$16,087
11/19	$18,780	$14,382	$16,671
12/19	$18,850	$14,786	$17,175
01/20	$19,523	$14,400	$17,168
02/20	$18,058	$13,033	$15,755
03/20	$15,692	$10,395	$13,809
04/20	$16,698	$11,869	$15,579
05/20	$18,450	$12,737	$16,321
06/20	$18,347	$12,897	$16,645
07/20	$19,545	$13,492	$17,584
08/20	$20,218	$13,966	$18,848
09/20	$19,715	$13,512	$18,132
10/20	$19,523	$13,806	$17,650
11/20	$21,586	$15,777	$19,582
12/20	$22,611	$16,806	$20,334
01/21	$21,444	$17,059	$20,129
02/21	$22,004	$18,219	$20,684
03/21	$22,843	$19,070	$21,590
04/21	$24,186	$19,928	$22,742
05/21	$24,042	$19,967	$22,901
06/21	$24,394	$19,763	$23,436
07/21	$25,209	$19,831	$23,993
08/21	$25,856	$20,217	$24,722
09/21	$24,378	$19,415	$23,572
10/21	$25,904	$20,557	$25,224
11/21	$25,353	$19,954	$25,049
12/21	$27,107	$20,967	$26,172
01/22	$25,025	$19,455	$24,817
02/22	$24,834	$19,672	$24,074
03/22	$25,641	$19,944	$24,968
04/22	$23,983	$18,527	$22,791
05/22	$23,853	$18,666	$22,833
06/22	$22,552	$16,870	$20,948
07/22	$24,391	$18,700	$22,879
08/22	$23,628	$18,120	$21,946
09/22	$22,014	$16,454	$19,925
10/22	$23,801	$18,185	$21,538
11/22	$25,632	$19,298	$22,742
12/22	$24,516	$18,229	$21,432
01/23	$26,076	$19,911	$22,778
02/23	$25,704	$19,550	$22,223
03/23	$26,206	$18,922	$23,038
04/23	$26,094	$18,774	$23,398
05/23	$25,816	$18,175	$23,500
06/23	$27,468	$19,840	$25,053
07/23	$27,607	$20,659	$25,857
08/23	$27,589	$20,061	$25,446
09/23	$26,363	$19,007	$24,232
10/23	$25,407	$17,992	$23,723
11/23	$28,090	$19,523	$25,889
12/23	$29,936	$21,225	$27,066
01/24	$30,094	$20,862	$27,520
02/24	$31,701	$22,101	$28,990
03/24	$32,221	$23,337	$29,923
04/24	$30,224	$21,933	$28,700
05/24	$31,032	$22,895	$30,124
06/24	$31,403	$22,533	$31,204
07/24	$33,233	$23,841	$31,584
08/24	$34,189	$23,823	$32,350
09/24	$34,523	$24,098	$33,041
10/24	$33,056	$23,928	$32,742
11/24	$34,588	$26,036	$34,664
12/24	$32,219	$24,181	$33,837
01/25	$33,222	$25,112	$34,780
02/25	$32,603	$24,020	$34,326
03/25	$31,984	$22,706	$32,392
04/25	$31,656	$22,195	$32,172
05/25	$32,585	$23,393	$34,197
06/25	$33,307	$24,230	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	6.06%	12.67%	12.79%
S&P MidCap 400® Index	7.53%	13.44%	9.25%
S&P 500® Index	15.16%	16.64%	13.65%

AssetsNet	$ 1,994,187,778
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,994,187,778
# of Portfolio Holdings	39
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.2%
Cash & Other Assets - Net	2.8%

Sector Weightings (% of Total Investments In Securities)*

Value	Value
Materials	2.2%
Consumer Discretionary	3.3%
Consumer Staples	4.6%
Healthcare	14.3%
Financials	15.3%
Industrials	28.7%
Information Technology	31.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

HEICO Corp.	7.3%
Tyler Technologies, Inc.	5.8%
MSCI, Inc.	5.2%
Waste Connections, Inc.	5.2%
Lennox International, Inc.	4.5%
Casey's General Stores, Inc.	4.5%
Monolithic Power Systems, Inc.	4.3%
Fair Isaac Corp.	4.0%
W.R. Berkley Corp.	3.9%
Gartner, Inc.	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com